UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Veda Management, LLC

Address:  101 Park Ave
          New York, New York 10178
          Attention: Manish Chopra


13F File Number: 028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Manish Chopra
Title:  Managing Member
Phone:  212-984-2475


Signature, Place and Date of Signing:


/s/ Manish Chopra               New York, New York             May 13, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           2

Form 13F Information Table Entry Total:      16

Form 13F Information Table Value Total:      $94,323
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                       Name

(1) 028-12144                              Tiger Veda Global, L.P.
(2) 028-12700                              Tiger Veda L.P.

                                                     FORM 13F INFORMATION TABLE
                                                     Tiger Veda Management, LLC
                                                           March 31, 2011
COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6     COL 7          COLUMN 8

                              TITLE OF                   VALUE      SHRS OR  SH/ PUT/  INVESTMENT     OTHR       VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP      (X$1000)   PRN AMT  PRN CALL  DISCRETION     MGRS     SOLE    SHARED   NONE
APPLE INC                     COM             037833100   3,903      11,200  SH        SHARED-DEFINED  1,2           11,200
BRASIL TELECOM SA             SPONS ADR PFD   10553M101   2,282      84,500  SH        SHARED-DEFINED  1,2           84,500
CABLEVISION SYS CORP          CL A NY CABLVS  12686C109   3,738     108,000  SH        SHARED-DEFINED  1,2          108,000
CHARTER COMMUNICATIONS INC D  CL A NEW        16117M305   7,493     148,000  SH        SHARED-DEFINED  1,2          148,000
COCA COLA ENTERPRISES INC NE  COM             19122T109  10,674     391,000  SH        SHARED-DEFINED  1,2          391,000
GPO AEROPORTUARIO DEL PAC SA  SPON ADR B      400506101   4,253     100,101  SH        SHARED-DEFINED  1,2          100,101
GRACE W R & CO DEL NEW        COM             38388F108   4,442     116,000  SH        SHARED-DEFINED  1,2          116,000
HARRY WINSTON DIAMOND CORP    COM             41587B100   3,235     201,000  SH        SHARED-DEFINED  1,2          201,000
LORAL SPACE & COMMUNICATNS I  COM             543881106  12,592     162,375  SH        SHARED-DEFINED  1,2          162,375
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT  55608B105   7,988     334,772  SH        SHARED-DEFINED  1,2          334,772
NATIONAL FUEL GAS CO N J      COM             636180101   3,837      51,850  SH        SHARED-DEFINED  1,2           51,850
NII HLDGS INC                 CL B NEW        62913F201   5,563     133,500  SH        SHARED-DEFINED  1,2          133,500
ORIENTAL FINL GROUP INC       COM             68618W100   5,134     409,122  SH        SHARED-DEFINED  1,2          409,122
RENAISSANCERE HOLDINGS LTD    COM             G7496G103  11,452     166,000  SH        SHARED-DEFINED  1,2          166,000
SBA COMMUNICATIONS CORP       COM             78388J106   3,956      99,709  SH        SHARED-DEFINED  1,2           99,709
SCORPIO TANKERS INC           SHS             Y7542C106   3,781     366,389  SH        SHARED-DEFINED  1,2          366,389






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